8. SUBSEQENT EVENT	9 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT

8.	SUBSEQUENT EVENT

On April 14, 2020, the Company entered into agreements with accredited investors for the sale and purchase of 200,000 shares of its common stock, $0.01 par value at a purchase price of $1.25 per share. The Company received $250,000 in gross proceeds from the offering. The Company entered into this stock offering transaction in order to enhance its financial condition given uncertainties surrounding the COVID-19 pandemic and its potential impact on domestic and international sources of supply as well as the financial condition of its customers and the status of existing and future sales orders from them. The agreements also provide for the investors to receive additional shares of our common stock in the event the Company closes a subsequent offering of its common stock at a purchase price lower than $1.25 per share before April 14, 2021. The additional shares each investor would receive would be equal to the difference between the number of shares that would have been received at the reduced purchase price and the number of shares received at the $1.25 purchase price. The Company intends to use the proceeds from this placement for general working capital purposes.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, whereby it is obligated to file a registration statement with the Securities Exchange Commission on or before 120 calendar days after April 14, 2020 to register the resale by the investors of 200,000 shares of our common stock purchased in the placement.

On May 6, 2020, the Company received loan proceeds in the amount of $808,962 under the Paycheck Protection Program, or PPP, from Bank of America. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act, or CARES Act, provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and we maintain our payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries during the eight-week period.

The unsecured loan, which is in the form of a note dated May 6, 2020, matures on May 6, 2022 and bears interest at a rate of 1% per annum, payable monthly commencing on December 6, 2020. The note may be prepaid at any time prior to maturity with no prepayment penalties. The Company intends to use the loan amount for eligible purposes, such as payroll expenses. While the Company currently believes that its use of the loan proceeds will meet the conditions for forgiveness of the loan, the Company cannot assure that it will be eligible for forgiveness, in whole or in part.